Summary of Interest Expense (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total amortization of debt costs		$ 536	$ 930	$ 2,378	$ 1,581
Total noncash and accrued interest		2,839		3,824	320
Cash paid interest:
Total cash paid interest		964	3,252	12,101	9,527
Less interest income	[1]			(338)
Total interest expense		4,339	4,182	17,965	11,428
Line of Credit [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs		418	54	214	9
Cash paid interest:
Total cash paid interest		795	438	2,023	1,328
2022 Bridge Notes [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs		7	628	244
Total noncash and accrued interest		910		920
Cash paid interest:
Total cash paid interest			1,127	3,763
Senior Secured Notes [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs		23	223	632	1,031
Total noncash and accrued interest		1,585		1,602
Cash paid interest:
Total cash paid interest			1,567	4,754	6,356
Delayed Draw Term Notes [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs		3	25	72	464
Total noncash and accrued interest		101		102
Cash paid interest:
Total cash paid interest			100	303	980
2023 Notes [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs				1,216	77
Total noncash and accrued interest		202		173
Cash paid interest:
Total cash paid interest				44
Line Of Credit Termination Fee [Member]
Short-Term Debt [Line Items]
Total noncash and accrued interest				900
Parade [Member]
Short-Term Debt [Line Items]
Total noncash and accrued interest					116
Other Accrued Interest [Member]
Short-Term Debt [Line Items]
Total noncash and accrued interest				127	204
Other [Member]
Cash paid interest:
Total cash paid interest		169	20	$ 1,214	$ 863
Two Thousand Twenty Three Bridge Notes [Member]
Short-Term Debt [Line Items]
Total amortization of debt costs		85
Simplify Loan [Member]
Short-Term Debt [Line Items]
Total noncash and accrued interest		$ 41

[1]	During the year ended December 31, 2023, the Company recorded interest income of $338 related to the refunds received from the employee retention credits.